EQUITY (Details 3) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number
Outstanding at beginning of year, Number | shares	281,181
Changes during the year:
Granted | shares	205,962
Vested | shares	(144,484)
Forfeited | shares	(16,372)
Outstanding at ending of year, Number | shares	326,287
Weighted average grant date fair value
Outstanding at beginning of year | $ / shares	$ 41.0
Changes during the year:
Granted | $ / shares	38.96
Vested | $ / shares	40.33
Forfeited | $ / shares	41.07
Outstanding at end of year | $ / shares	$ 40.01